Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of components of the provision for income taxes

The components of the provision for income taxes for the years ended December 31, 2014,  2013 and 2012 are as follows:

	December 31,
	2014	2013	2012
	(Dollars in thousands)

Current income tax provision	$7,970	$7,446	$5,067
Deferred income tax expense (benefit)	395	(540)	(687)
Total income tax provision	$8,365	$6,906	$4,380

Schedule of effective income tax rate reconciliation

	December 31,
	2014	2013	2012
	(Dollars in thousands)

Current income tax provision	$7,970	$7,446	$5,067
Deferred income tax expense (benefit)	395	(540)	(687)
Total income tax provision	$8,365	$6,906	$4,380

The provision for income taxes differs from the amount computed by applying the federal income tax statutory rates of 35% to income from continuing operations for the year ended December 31, 2014,  35% for the year ended December 31, 2013 and 34% for the year ended December 31, 2012, as follows:

	December 31,
	2014	2013	2012
	(Dollars in thousands)

Taxes calculated at statutory rate	$8,087	$6,831	$4,391
Increase (decrease) resulting from:
State tax expense, net of federal effect	209	174	119
Non-deductible expenses	35	65	58
Incentive stock compensation expense	34	5	9
Bargain purchase gain	-	-	(197)
Change in applicable statutory rate	-	(211)	-
Other, net	-	42	-
Income tax provision—as reported	$8,365	$6,906	$4,380

Schedule of significant deferred tax assets and liabilities

Significant deferred tax assets and liabilities at  the dates indicated were as follows:

	December 31,
	2014	2013
	(Dollars in thousands)

Deferred tax assets:
Allowance for credit losses	$5,462	$5,727
Net operating loss carryforward	1,862	1,969
Nonqualified stock options	1,229	882
Acquired deposit valuation allowance	392	114
Acquired loan valuation allowance	1,415	348
Pre-opening expenses	167	191
Real estate acquired by foreclosure write-downs	609	443
Unrealized loss on available-for-sale securities	-	68
Other	437	254
Total deferred tax assets	11,573	9,996
Deferred tax liabilities:
Depreciable assets	239	335
Unrealized gain on available-for-sale securities	572	-
Deferred loan costs	658	568
Goodwill and core deposit intangibles	1,630	240
Other	6	-
Total deferred tax liabilities	3,105	1,143
Net deferred tax asset	$8,468	$8,853